Significant Contracts (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Royalty Agreement With QVC [Member]
Business Acquisition [Line Items]
Royalty Revenue	$ 5,150,000	$ 2,290,000	$ 14,980,000	$ 8,130,000
Revenue from Royalty, Percentage	79.00%	65.00%	72.00%	62.00%
Accounts Receivable, Gross	$ 3,580,000		$ 2,360,000	$ 2,060,000
Accounts Receivables, Percentage	73.00%		65.00%	58.00%
Accrued Fees and Other Revenue Receivable	$ 500,000			$ 152,000
Royalty Agreement With LCNY [Member]
Business Acquisition [Line Items]
Royalty Revenue			$ 1,450,000	$ 1,560,000
Revenue from Royalty, Percentage			7.00%	12.00%
Accounts Receivable, Gross			$ 190,000	$ 610,000
Accounts Receivables, Percentage			5.00%	18.00%